Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Computation of the Income (Loss) and Share Data Used in the Basic and Diluted Earnings Per Share

The computation of the income and share data used in the basic and diluted earnings per share is as follows:

	2018	2017	2016
Basic earnings per share -
Net income	$88,095	$364,045	$323,409
Weighted-average shares outstanding	42,182	42,111	42,036
Non-vested dividend participating awards	274	308	322

	42,456	42,419	42,358

	2.07	8.58	7.63

	2018	2017	2016
Diluted earnings per share -
Net income	$88,095	$364,045	$323,409
Weighted-average shares outstanding used for basic earnings per share	42,456	42,419	42,358
Share options on issue	—	—	5

	$42,456	$42,419	$42,363

	2.07	8.58	7.63